                         united states
                       securities and exchange commission
                             washington, d.c. 20549

                                   form n-csr

             certified shareholder report of registered management
                              investment companies

Investment Company Act file number 811-09541
                                            ---------------------------

         Ameriprime Advisors Trust
-------------------------------------------------------
     (Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN            46204
----------------------------------------------------------------
         (Address of principal executive offices)   (Zip code)

Timothy Ashburn
 Unified Fund Services, Inc.
 431 N. Pennsylvania St.
Indianapolis, IN 46204
 (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:     09/30
                        ----------

Date of reporting period:  09/30/03
                         ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

======================================
   Iron Market Opportunity Fund
======================================

          Annual Report

       September 30, 2003


         Fund Advisor:

  Iron Financial Management, Inc.
    Two Northfield Plaza
       Suite 250
   Northfield, IL 60093


    Toll Free: (877) 322-0575

                        Management Discussion & Analysis:

Factors Affecting the Fund's Performance Over The Past Year

         The largest factor affecting the Fund this year has been low short-term interest rates. These low rates have caused us to focus on volatility and risk, which we have tried to keep as low as possible. In order to do this, we have chosen to keep the Fund's portfolio with a very short duration. We do not feel that the extra yield that can be obtained further out along the yield curve adequately compensates for the added risk inherent in this interest rate environment. While no one can be certain if rates will increase, we feel it is highly likely and that it would be highly damaging to a portfolio with a long duration.
         To protect capital against anticipated adverse market movement, we have chosen to keep our portfolio focused around high quality debt. Our investment selection has led us to securities with as minimal credit risk as possible. We have chosen to stay away from lower quality debt for a number of reasons. Besides the inherent increased credit risk associated with lower quality debt, bonds have rallied recently, creating some of the narrowest credit spreads we have seen in the last 5 years. This leads to a market place where taking on added credit risk provides very little reward.
         With these concepts in mind, we were able to beat our benchmark over the last year because our portfolio was weighted towards high quality short duration securities.
       Due to recent scandals and market volatility, we feel that our management style is becoming increasingly necessary for a portion of an investor's fixed income portfolio. We believe our risk averse approach will enable us to achieve our objective of maximizing long term total return.


                                                               Average Annual Total Returns
                                                          (for periods ended September 30, 2003)

                                                                                    Since Inception
                                                              1 Year              (October 11, 2001)
                                                       -------------------------------------------------

Iron Market Opportunity Fund                                  4.95%                      2.95%

Merrill Lynch 1-3 year US Treasury Bond Index                 3.53%                      4.23%


Comparison of the Growth of a $10,000 Investment in the Iron Market Opportunity Fund and the Merrill Lynch 1-3 Year US Treasury Bond Index

               Iron Market     Merrill Lynch

 10/11/01       10,000.00        10,000.00
 12/31/01       10,100.50        10,065.50
  3/31/02       10,223.53        10,070.83
  9/30/02       10,090.38        10,558.85
 12/31/02       10,337.75        10,657.78
  3/31/03       10,435.77        10,725.42
  9/30/03       10,590.24        10,851.01



The chart shows the value of a hypothetical initial investment of $10,000 in IRONX and the Merrill Lynch 1-3 Year US Treasury Bond Index made on October 11, 2001 (commencement of operations). The Fund's return represents past performance and does not predict future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Merrill Lynch 1-3 Year US Treasury Bond Index does not reflect expenses, which have been deducted from the Fund's return. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

                              Iron Market Opportunity Fund
                          Schedule of Investments in Securities
                                   September 30, 2003

                                                                                           Number of        Market Value
                                                                                            Shares              Value
                                                                                         --------------  -------------------
Corporate Bonds - 0.55%
Boeing Capital Corp., 5.650%, 5/15/2006                                                        100,000            $ 107,475
General Motors Acceptance Corp., 6.750%, 1/15/2006                                             200,000              214,017
General Motors Acceptance Corp., 7.500%, 7/15/2005                                             100,000              107,586
                                                                                                         -------------------

TOTAL CORPORATE BONDS (Cost $409,882)                                                                               429,078
                                                                                                         -------------------

Mortgage Backed - 4.33%
FNMA, Series #2003-99, 6.000%, 12/25/2032                                                      500,000              497,812
FHLMC, Series #2585, 5.500%, 9/15/2032                                                       1,053,663            1,062,359
GNMA, Series #2003-77, 6.000%, 1/16/2033                                                     1,000,000            1,012,477
GNMA, Series #2003-19, 4.500%, 11/16/2032                                                      779,430              785,034
                                                                                                         -------------------

TOTAL MORTGAGE BACKED (Cost $3,348,147)                                                                           3,357,682
                                                                                                         -------------------

Common Stocks - 0.27%
TCW/DW Term Trust 2003 (Cost $214,400)                                                          20,000              211,800
                                                                                                         -------------------

Mutual Funds - 94.36%
Columbia High Yield Fund                                                                         1,883               16,250
Federated High Yield Trust Fund                                                                  2,627               15,366
Gartmore Morley Capital Accumulation Fund - Institutional                                    1,834,581           18,345,806
Legg Mason High Yield Portfolio Fund                                                             1,517               13,368
Neuberger Berman High Income Bond Fund - Class I                                                 1,569               14,417
Nicholas Applegate High Yield Bond Fund - Class I                                                1,088               11,139
One Group High Yield Bond Fund - Class I                                                           440                3,513
PIMCO High Yield Fund - Institutional                                                              631                5,942
Scudder Preservation Plus Income Fund                                                        5,475,432           54,754,325
TIAA-CREF High Yield Bond Fund                                                                     893                8,016
Value Line Aggressive Income Trust                                                                  34                  165
                                                                                                         -------------------

TOTAL MUTUAL FUNDS (Cost $73,183,188)                                                                            73,188,307
                                                                                                         -------------------

Money Market - 0.00%
Vanguard Reserve Prime Money Market Fund - Institutional Shares, 0.95% (cost $1,894) (a)         1,894                1,894
                                                                                                         -------------------

TOTAL INVESTMENTS (Cost $77,157,333) - 99.51%                                                                  $ 77,188,761
                                                                                                         -------------------

Other assets less liabilities - 0.49%                                                                               379,257
                                                                                                         -------------------

TOTAL NET ASSETS - 100.00%                                                                                     $ 77,568,018
                                                                                                         ===================

Federal Tax Information: At September 30, 2003, the net unrealized appreciation based on cost for Federal income tax purposes of $77,157,333 was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost...............                                                    $ 45,678
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value...............                                                     (14,250)
                                                                                                         -------------------
  Net unrealized appreciation...........................................                                           $ 31,428
                                                                                                         ===================


See accompanying notes which are an integral part of the financial statements.

                                             Iron Market Opportunity Fund
                                         Statement of Assets and Liabilities
                                                  September 30, 2003


ASSETS
       Investments in securities, at value
        (cost $77,157,333) (Note 2)                                $ 77,188,761
       Dividends and interest receivable                                266,568
       Receivable for Fund shares sold                                  767,476
                                                                   -------------
       Total Assets                                                  78,222,805
                                                                   -------------

LIABILITIES
       Payable for Fund shares repurchased                              427,500
       Payable to custodian                                             163,465
       Accrued advisory fees                                             29,751
       Accrued expenses and other liabilities                            34,071
                                                                   -------------
       Total Liabilities                                                654,787
                                                                   -------------

NET ASSETS
Net Assets (based on 7,794,703 shares of capital
       stock outstanding)                                          $ 77,568,018
                                                                   =============

Composition of net assets:
Paid in surplus                                                    $ 78,048,407
Accumulated undistributed
       net investment income                                             24,817
Accumulated net realized gain (loss) from
         investment transactions                                       (536,634)
Net unrealized appreciation (depreciation) on investments                31,428
                                                                   -------------

Net Assets, for 7,794,703 shares                                   $ 77,568,018
                                                                    ============

Net Asset Value, offering,
        and redemption price per share                                   $ 9.95
                                                                    ============

See accompanying notes which are an integral part of the financial statements.

                       Iron Market Opportunity Fund
                             Statement of Operations
                 For the Year Ended September 30, 2003


Investment Income:
       Dividends                                                    $ 1,973,678
       Interest                                                         211,252
                                                                    ------------
       Total investment income                                        2,184,930
                                                                    ------------

Expenses:
       Advisory fees (Note 3)                                           547,178
       Administration fees.                                              53,579
       Custody fees                                                      36,332
       Shareholder services & fund accounting fees                       25,895
       Transfer agent fees                                               17,619
       Audit fees                                                        14,770
       Legal fees                                                        10,909
       Insurance fees                                                     6,870
       Miscellaneous expense                                              4,399
       Registration fees                                                  3,525
       Pricing expenses                                                   3,140
       Trustee fees                                                       2,700
                                                                    ------------
       Total expenses                                                   726,916
       Advisory fees waived (Note 3) .                                 (236,568)
                                                                    ------------
       Net Expenses                                                     490,348
                                                                    ------------
         Investment income - net                                      1,694,582
                                                                    ------------

Net Realized and Unrealized Losses
  on Investments: (Note 2)
       Net realized gain (loss) on securities transactions              235,840
       Capital gain distributions from other investment
         companies. 44,674 Net change in unrealized appreciation (depreciation)
         on investments                                                  29,948
                                                                     -----------
       Net realized and unrealized gain (loss) on investments           310,462
                                                                     -----------
       Net increase (decrease) in net assets resulting
         from operations                                            $ 2,005,044
                                                                    ============

See accompanying notes which are an integral part of the financial statements.

                                 Iron Market Opportunity Fund
                               Statements of Changes in Net Assets


                                                                       For the Year Ended       For the Period Ended
                                                                        September 30, 2003      September 30, 2002 (a)
                                                                       ---------------------  -----------------------
Operations:
       Net investment income (loss)                                       $ 1,694,582                $ 853,678
       Net realized gain (loss) from investment transactions                  235,840                 (803,016)
       Net realized gain (loss) on short sales                                      0                   30,542
       Capital gain distributions from other investment
        companies                                                              44,674                        0
       Net change in unrealized appreciation (depreciation)
           on investments                                                      29,948                    1,480
       Net increase (decrease) in net assets resulting
                                                                       ---------------------  -----------------------
           from operations                                                  2,005,044                   82,684
                                                                       ---------------------  -----------------------

Dividends and Distributions to Shareholders From:
       Net investment income                                               (1,728,542)                (839,575)
       Net realized gain on investments                                             0                        0
                                                                       ---------------------  -----------------------
       Total dividends and distributions to shareholders                   (1,728,542)                (839,575)
                                                                       ---------------------  -----------------------

Fund Share Transactions:
       Proceeds from shares sold                                          139,347,296               30,725,618
       Dividends reinvested                                                 1,553,652                  832,008
       Cost of shares redeemed                                            (89,967,329)              (4,442,838)
                                                                       ---------------------  -----------------------
       Net increase (decrease) in net assets derived from Fund
           share transactions                                              50,933,619               27,114,788
                                                                       ---------------------  -----------------------

       Net increase (decrease) in net assets                               51,210,121               26,357,897

Net Assets, Beginning
       of Year                                                             26,357,897                        0
                                                                       ---------------------  -----------------------

Net Assets, End of Year (including undistributed
       investment income of $10,714 and
       $14,103, respectively)                                            $ 77,568,018             $ 26,357,897
                                                                       =====================  =======================


Capital Share Transactions:
       Shares sold                                                         13,963,230                3,064,221
       Shares reinvested                                                      158,225                   84,132
       Shares redeemed                                                     (9,029,317)                (445,788)
                                                                       ---------------------  -----------------------
                                                                            5,092,138                2,702,565
                                                                       =====================  =======================

(a) For the period October 11, 2001 (commencement of operations) to September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

      Iron Market Opportunity Fund
      FINANCIAL HIGHLIGHTS
      (For a share outstanding throughout each year)


                                                   For the Year Ended         For the Period Ended
                                                    September 30, 2003       September 30, 2002   (c)
                                                   ----------------------   ----------------------

Net asset value, beginning of year                            $ 9.75                  $ 10.00
Income (loss) from investment
      operations:
      Net investment income (loss)                              0.28                     0.38
      Net gains or (losses) on securities
        (both realized and unrealized)                          0.20                    (0.29)
                                                   ----------------------   ----------------------
     Total from investment operations                           0.48                     0.09
Less distributions
      From net investment income                               (0.28)                   (0.34)
      From capital gains                                           -                        -
                                                   ----------------------   ----------------------
      Total dividend and distributions                         (0.28)                   (0.34)

                                                   ----------------------   ----------------------
Net asset value, end of year                                  $ 9.95                   $ 9.75
                                                   ======================   ======================

Total return                                                    4.95%                    0.90% (b)

Net assets, end of year (000)                               $ 77,568                 $ 26,358

Ratio of expenses to average net assets                         0.90%                    1.45% (a)
Ratio of expenses to average net assets
      before waiver                                             1.33%                    1.45%
Ratio of net income (loss) to average
      net assets                                                3.10%                    3.94% (a)
Ratio of net income (loss) to average
      net assets before waiver                                  2.67%                    3.94%
Portfolio Turnover Rate                                        92.97%                  626.51%


(a) Annualized.
(b) For periods of less than a full year, total return is not annualized. (c) For the period October 11, 2001 (commencement of operations) to
      September 30, 2002.

See accompanying notes which are an integral part of the financial statements.

                    Iron Market Opportunity Fund
                    Notes to Financial Statements
                         September 30, 2003

NOTE 1.  ORGANIZATION

     The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently offered by the Trust. The Fund's investment objective is to maximize long term total return. The Fund invests primarily in shares of other mutual funds. The Investment Adviser to the Fund is Iron Financial Management, Inc (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Investments in common stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Trustees. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price quoted by the exchange on which the securities are listed. Lacking a closing price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security.

     Fixed income securities generally are valued by using market quotations supplied by a pricing service. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

     Investments in mutual funds are valued at their net asset values as reported by the underlying funds.

     Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

     Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

                   Iron Market Opportunity Fund
                   Notes to Financial Statements
                  September 30, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund's investment adviser is Iron Financial Management, Inc. (the "Adviser").

     Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the year ended September 30, 2003, the Adviser received fees of $547,178 from the Fund. Effective January 21, 2003, the Adviser voluntarily agreed to waive one-half of its management fees. The Adviser may terminate this fee waiver at any time. For the year ended September 30, 2003, the Adviser has waived $236,568.

     The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the year ended September 30, 2003, Unified received fees of $53,579 for administrative services provided to the Fund. Certain trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

     The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250). For the year ended September 30, 2003, Unified received fees of $15,180 from the Fund for transfer agent services provided to the Fund and $2,439 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $10 million or more). For the year ended September 30, 2003, Unified received fees of $25,895 from the Fund for fund accounting services provided to the Fund.

     Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. There were no payments made to the Distributor by the Fund during the year ended September 30, 2003. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. This plan was never activated and as a result there were no 12b-1 payments made to the Distributor for the period ended September 30, 2003. A Trustee and certain officers of the Trust are a director and/or officers of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENT TRANSACTIONS

     For the year ended September 30, 2003, purchases and sales of investment securities, excluding short-term investments and U.S. government obligations, aggregated $98,543,695 and $43,431,056, respectively. Purchases and sales for U.S. government obligations were $7,859,468 and $4,507,657, respectively.


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               Iron Market Opportunity Fund
              Notes to Financial Statements
              September 30, 2003 - continued

NOTE 6. BENEFICIAL OWNERS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2003, ABN AMRO Incorporated owned 50.20% of the Fund, for the benefit of others, and National Investors Securities Corp. owned 28.75% of the Fund, for the benefit of others.

NOTE 7.  CAPITAL LOSS CARRYFORWARD

     At September 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $536,634, expiring in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

     The Fund paid quarterly distributions of net investment income totaling $0.28 per share.

     The tax character of distributions paid during fiscal years 2003 and 2002 were as follows:

                                           2003              2002
                                           ----              ----
Distributions paid from
   Ordinary Income                       $ 1,728,542        $ 839,575
   Short-term Capital Gain                         -                -
   Long-term Capital Gain                          -                -
                                      ---------------    -------------
                                         $ 1,728,542        $ 839,575
                                      ===============    =============

     As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income / (accumulated losses)                   $ 24,817
Undistributed long-term capital gain / (accumulated losses)            (536,634)
Unrealized appreciation / (depreciation)                                 31,428
                                                                      ----------
                                                                      $(480,389)
                                                                      ==========

ELECTION OF TRUSTEES (Unaudited)

     At a special meeting of the shareholders, held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Ronald C. Tritschler                  20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Gary E. Hippenstiel                   20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Stephen A. Little                     20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Daniel Condon                         20,758,655.572        12,686.845         15,821,784.991      36,593,127.408


             TRUSTEES AND OFFICERS (Unaudited)

          The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

          The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


---------------------------- ----------------------------------------- ------------------------------- ---------------------
                                                                                                            Number of
   Name, Age and Address     Position(s) Held with the Fund Complex1       Length of Time Served        Portfolios in Fund
                                                                                                        Complex1 Overseen
                                                                                                            by Trustee
---------------------------- ----------------------------------------- ------------------------------- ---------------------
Timothy Ashburn(2)               President, Secretary and Trustee      President and Secretary since            28
                                                                          October 2002; Trustee of
c/o Unified Fund Services,                                               AmeriPrime Advisors Trust
Inc.                                                                        since November 2002,
431 N. Pennsylvania St.                                                    AmeriPrime Funds since
Indianapolis, IN 46204                                                   December 2002, and Unified
                                                                         Series Trust since October
Year of Birth: 1950                                                                 2002
---------------------------- ----------------------------------------- ------------------------------- ---------------------

              Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
---------------------------------------------------------------------- -----------------------------------------------------
Chairman of Unified  Financial  Services,  Inc.  since 1989 and Chief   Unified Financial Services, Inc. since 1989; CCMI
Executive  Officer  from  1989  to  1992  and  1994  to  April  2002;                 Funds since July 2003
President of Unified  Financial  Services from November 1997 to April
2000.
---------------------------- ----------------------------------------- ------------------------------- ---------------------

                                                                                                            Number of
   Name, Age and Address     Position(s) Held with the Fund Complex1       Length of Time Served        Portfolios in Fund
                                                                                                        Complex1 Overseen
                                                                                                            by Trustee
---------------------------- ----------------------------------------- ------------------------------- ---------------------
Ronald C. Tritschler(3)                      Trustee                    Trustee of AmeriPrime Funds             28
                                                                          and Unified Series Trust
c/o Unified Fund Services,                                                since December 2002 and
Inc.                                                                     AmeriPrime Advisors Trust
431 N. Pennsylvania St.                                                     since November 2002
Indianapolis, IN 46204

Year of Birth:  1952
---------------------------- ----------------------------------------- ------------------------------- ---------------------

              Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
---------------------------------------------------------------------- -----------------------------------------------------
Chief  Executive  Officer,  Director  and legal  counsel  of The Webb               CCMI Funds since July 2003
Companies,  a national  real  estate  company,  from 2001 to present;
Executive  Vice  President  and Director of The Webb  Companies  from
1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;
Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
---------------------------- ----------------------------------------- ------------------------------- ---------------------

                             Position(s) Held with the Fund Complex1       Length of Time Served            Number of
   Name, Age and Address                                                                                Portfolios in Fund
                                                                                                        Complex1 Overseen
                                                                                                            by Trustee
---------------------------- ----------------------------------------- ------------------------------- ---------------------
Thomas G. Napurano            Treasurer and Chief Financial Officer        Since October 2002 for              N/A
                                                                            AmeriPrime Funds and
c/o Unified Fund Services,                                               AmeriPrime Advisors Trust;
Inc.                                                                      since December 2002 for
431 N. Pennsylvania St.                                                     Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1941
---------------------------- ----------------------------------------- ------------------------------- ---------------------

              Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
---------------------------------------------------------------------- -----------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal distributor; Director of Unified
Financial Services, Inc. from 1989 to March 2002; Chief Financial
Officer of CCMI Funds since July 2003.
---------------------------- ----------------------------------------- ------------------------------- ---------------------

                                                                                                       Number of Portfolios
   Name, Age and Address                 Position(s) Held                  Length of Time Served         in Fund Complex(1)
                                            with Trust                                                 Overseen by Trustee
---------------------------- ----------------------------------------- ------------------------------- ---------------------
Carol Highsmith                        Assistant Secretary                 Since October 2002 for              N/A
                                                                            AmeriPrime Funds and
c/o Unified Fund Services,                                               Ameriprime Advisors Trust;
Inc.                                                                      since December 2002 for
431 N. Pennsylvania St.                                                     Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1964
---------------------------------------------------------------------- -----------------------------------------------------

              Principal Occupations During Past 5 Years
                                                                               Other Directorships Held by Trustee
---------------------------------------------------------------------- -----------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present)                             N/A
---------------------------------------------------------------------- -----------------------------------------------------

          (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

          (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

          (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

          The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                          Number of Portfolios in
    Name, Age and Address       Position(s) Held with the Fund                             Fund Complex1 Overseen
                                           Complex1               Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              28
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy             CCMI Funds since July 2003
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment               CCMI Funds since July 2003
advisor, since April 1993.
------------------------------ ---------------------------------- ----------------------- -------------------------

                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft             CCMI Funds since July 2003
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

          1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

                          PROXY VOTING

          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund (877) 322-0575; (2) on the Fund's website at www.ameriprime.com ; and (3) on the SEC's website at www.sec.gov.

              INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Iron Market Opportunity Fund
(a series of the AmeriPrime Advisors Trust)

          We have audited the accompanying statement of assets and liabilities of the Iron Market Opportunity Fund, including the schedule of portfolio investments, as of September 30, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period from October 11, 2001 (commencement of operations) to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of September 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Iron Market Opportunity Fund as of September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from October 11, 2001 (commencement of operations) to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 15, 2003

Item 2. Code of Ethics.

          (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

          (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

          (3) Compliance with applicable governmental laws, rules, and regulations;

          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

          (5) Accountability for adherence to the code.

          (c) Amendments:

          During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

          See Item 10(a) for a copy of all described amendments.

          (d) Waivers:

          During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

          (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

          (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

                 SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Advisors Trust

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                 Date 12/1/03

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Timothy Ashburn

         Timothy Ashburn, President

Date                       12/1/03
    -------------------------------------------

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and Chief Financial Officer

Date              12/3/03
    -------------------------------------------